UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 350, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Madison/Mosaic/Concord Legal and Compliance Dept.
Scottsdale, Arizona
May 1, 2008

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 47
Form 13F Information Table Value Total: $248,022 (thousands)

List of Other Included Managers: None

                                                            FORM 13F INFORMATION TABLE

                                                    VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- -------- -------- -------- --- ---- ------- ---------- ------ -------- ------
3M Co                          COM       88579Y101     8463   106850 SH       SOLE                106850
AFLAC Inc.                     COM       001055102      436     6710 SH       SOLE                  6710
AT&T Corp                      COM       00206R102      290     7582 SH       SOLE                  7582
America Movil - Series L       ADR       02364W105    10153   159286 SH       SOLE                159286
Anheuser Busch Inc             COM       035229103      676    14238 SH       SOLE                 14238
Apache Corp.                   COM       037411105    10955    90266 SH       SOLE                 90266
BP PLC                         ADR       055622104      590     9734 SH       SOLE                  9734
Becton Dickinson & Co.         COM       075887109     6842    79730 SH       SOLE                 79730
Berkshire Hathaway Class B     COM       084670207     9436     2113 SH       SOLE                  2113
Best Buy Co.                   COM       086516101     5858   141283 SH       SOLE                141283
ChevronTexaco Corp             COM       166764100      315     3688 SH       SOLE                  3688
China Mobile Hong Kong Ltd     ADR       16941M109     7322    97295 SH       SOLE                 97295
Cisco Systems, Inc.            COM       17275R102     8582   355903 SH       SOLE                355903
Citigroup Inc                  COM       172967101     2720   126992 SH       SOLE                126992
Coca Cola Co.                  COM       191216100     8439   138699 SH       SOLE                138699
Comcast Corp Cl A              COM       20030N101     4557   235608 SH       SOLE                235608
Danaher Corporation            COM       235851102     7996   105183 SH       SOLE                105183
Dover Corp.                    COM       260003108     1145    27395 SH       SOLE                 27395
Eli Lilly Co Inc               COM       532457108      351     6810 SH       SOLE                  6810
Exxon Mobil Corporation        COM       30231G102     1673    19776 SH       SOLE                 19776
Fiserv Inc.                    COM       337738108     8858   183860 SH       SOLE                183860
Fomento Economico Mexico S.A.B COM       344419106     7302   174425 SH       SOLE                174425
General Electric               COM       369604103     7535   204491 SH       SOLE                204491
Google                         COM       38259P508     4118     9350 SH       SOLE                  9350
ITT Industries                 COM       450911102     1025    19780 SH       SOLE                 19780
International Business Machine COM       459200101      597     5186 SH       SOLE                  5186
JP Morgan Chase & Co.          COM       46625H100      338     7858 SH       SOLE                  7858
Johnson & Johnson              COM       478160104     8050   123970 SH       SOLE                123970
Johnson Controls Inc.          COM       478366107     5633   166650 SH       SOLE                166650
Kansas City Southern Industrie COM       485170302     9667   240735 SH       SOLE                240735
Linear Technology Corp.        COM       535678106     5754   187500 SH       SOLE                187500
McDonald's Corp.               COM       580135101     5596   100171 SH       SOLE                100171
Medtronic, Inc.                COM       585055106     8101   167389 SH       SOLE                167389
Microsoft Corp.                COM       594918104     9228   324541 SH       SOLE                324541
Novartis AG                    ADR       66987V109     9528   186184 SH       SOLE                186184
Pfizer                         COM       717081103      263    12557 SH       SOLE                 12557
Procter & Gamble               COM       742718109      433     6177 SH       SOLE                  6177
Sasol LTD                      ADR       803866300     8545   175416 SH       SOLE                175416
Staples Inc.                   COM       855030102     5773   261125 SH       SOLE                261125
Target Corp.                   COM       87612E106     6477   127802 SH       SOLE                127802
Toyota Motor Co                ADR       892331307     5122    50765 SH       SOLE                 50765
United Parcel Service          COM       911312106     6558    89809 SH       SOLE                 89809
UnitedHealth Group             COM       91324P102     5953   173253 SH       SOLE                173253
Wal-Mart Stores                COM       931142103     1043    19800 SH       SOLE                 19800
Walgreen Co                    COM       931422109     5268   138305 SH       SOLE                138305
Wells Fargo                    COM       949746101     7857   269937 SH       SOLE                269937
Zimmer Holdings Inc            COM       98956P102     6601    84778 SH       SOLE                 84778